Loans and Allowance for Credit Losses, Loans by FICO Score, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans by FICO [Abstract]
Loans	$ 887,637	$ 962,265	$ 953,110	$ 956,770	$ 967,604
Purchase credit deteriorated [Member]
Loans by FICO [Abstract]
Loans		568
Total Consumer [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	75,172
Term loans by origination year, 2019	60,307
Term loans by origination year, 2018	22,816
Term loans by origination year, 2017	29,673
Term loans by origination year, 2016	35,869
Term loans by origination year, Prior	97,314
Revolving loans	79,347
Revolving loans converted to term loans	8,722
Loans	409,220	446,546	439,705	453,382	461,068
Total Consumer [Member] | Not purchased credit deteriorated [Member]
Loans by FICO [Abstract]
Loans		445,978
Total Consumer [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Loans by FICO [Abstract]
Loans		11,170
Total Consumer [Member] | Purchase credit deteriorated [Member]
Loans by FICO [Abstract]
Loans		568
Total Consumer [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		568
Total Consumer [Member] | FICO 800 or more [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		196,833
Total Consumer [Member] | FICO 760-799 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		85,229
Total Consumer [Member] | FICO 720-759 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		52,598
Total Consumer [Member] | FICO 680-719 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		36,851
Total Consumer [Member] | FICO 640-679 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		21,247
Total Consumer [Member] | FICO 600-639 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		10,927
Total Consumer [Member] | FICO less than 600 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		14,546
Total Consumer [Member] | No FICO available [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		$ 7,502
Total Consumer [Member] | No FICO available [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, percent of FICO score		19.00%
Total Consumer [Member] | FICO not required [Member]
Loans by FICO [Abstract]
Loans	13,200	$ 9,100
Total Consumer [Member] | FICO not required [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		$ 9,075
Total Consumer [Member] | FICO less than 680 [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, percent of FICO score		41.00%
Residential mortgage [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	53,972
Term loans by origination year, 2019	44,077
Term loans by origination year, 2018	15,758
Term loans by origination year, 2017	25,835
Term loans by origination year, 2016	33,051
Term loans by origination year, Prior	96,349
Revolving loans	22,677
Revolving loans converted to term loans	8,241
Loans	299,960	$ 323,356
Residential mortgage [Member] | Not purchased credit deteriorated [Member]
Loans by FICO [Abstract]
Loans		322,788
Residential mortgage [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Loans by FICO [Abstract]
Loans		11,170
Residential mortgage [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		568
Real estate 1-4 family first mortgage [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	53,950
Term loans by origination year, 2019	44,038
Term loans by origination year, 2018	15,717
Term loans by origination year, 2017	25,796
Term loans by origination year, 2016	33,019
Term loans by origination year, Prior	95,160
Revolving loans	6,934
Revolving loans converted to term loans	2,060
Loans	276,674	293,847	285,065	284,054	275,579
Real estate 1-4 family first mortgage [Member] | Government insured or guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	215
Term loans by origination year, 2019	639
Term loans by origination year, 2018	904
Term loans by origination year, 2017	1,076
Term loans by origination year, 2016	2,367
Term loans by origination year, Prior	25,039
Revolving loans	0
Revolving loans converted to term loans	0
Loans	30,240
Real estate 1-4 family first mortgage [Member] | Not purchased credit deteriorated [Member]
Loans by FICO [Abstract]
Loans		293,292
Real estate 1-4 family first mortgage [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Loans by FICO [Abstract]
Loans		11,170
Real estate 1-4 family first mortgage [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		555
Real estate 1-4 family first mortgage [Member] | FICO 800 or more [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	29,365
Term loans by origination year, 2019	28,652
Term loans by origination year, 2018	9,911
Term loans by origination year, 2017	17,416
Term loans by origination year, 2016	22,215
Term loans by origination year, Prior	40,440
Revolving loans	3,391
Revolving loans converted to term loans	493
Loans	151,883
Real estate 1-4 family first mortgage [Member] | FICO 800 or more [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		165,460
Real estate 1-4 family first mortgage [Member] | FICO 760-799 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	17,154
Term loans by origination year, 2019	9,866
Term loans by origination year, 2018	2,908
Term loans by origination year, 2017	4,380
Term loans by origination year, 2016	4,955
Term loans by origination year, Prior	10,843
Revolving loans	1,361
Revolving loans converted to term loans	274
Loans	51,741
Real estate 1-4 family first mortgage [Member] | FICO 760-799 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		61,559
Real estate 1-4 family first mortgage [Member] | FICO 720-759 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	5,274
Term loans by origination year, 2019	3,290
Term loans by origination year, 2018	1,189
Term loans by origination year, 2017	1,829
Term loans by origination year, 2016	2,106
Term loans by origination year, Prior	7,001
Revolving loans	879
Revolving loans converted to term loans	265
Loans	21,833
Real estate 1-4 family first mortgage [Member] | FICO 720-759 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		27,879
Real estate 1-4 family first mortgage [Member] | FICO 680-719 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	1,361
Term loans by origination year, 2019	1,084
Term loans by origination year, 2018	490
Term loans by origination year, 2017	678
Term loans by origination year, 2016	831
Term loans by origination year, Prior	4,403
Revolving loans	520
Revolving loans converted to term loans	221
Loans	9,588
Real estate 1-4 family first mortgage [Member] | FICO 680-719 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		12,844
Real estate 1-4 family first mortgage [Member] | FICO 640-679 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	376
Term loans by origination year, 2019	287
Term loans by origination year, 2018	148
Term loans by origination year, 2017	192
Term loans by origination year, 2016	226
Term loans by origination year, Prior	2,385
Revolving loans	241
Revolving loans converted to term loans	154
Loans	4,009
Real estate 1-4 family first mortgage [Member] | FICO 640-679 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		5,068
Real estate 1-4 family first mortgage [Member] | FICO 600-639 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	55
Term loans by origination year, 2019	56
Term loans by origination year, 2018	44
Term loans by origination year, 2017	56
Term loans by origination year, 2016	92
Term loans by origination year, Prior	1,429
Revolving loans	127
Revolving loans converted to term loans	106
Loans	1,965
Real estate 1-4 family first mortgage [Member] | FICO 600-639 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		2,392
Real estate 1-4 family first mortgage [Member] | FICO less than 600 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	14
Term loans by origination year, 2019	29
Term loans by origination year, 2018	36
Term loans by origination year, 2017	44
Term loans by origination year, 2016	66
Term loans by origination year, Prior	1,789
Revolving loans	162
Revolving loans converted to term loans	175
Loans	2,315
Real estate 1-4 family first mortgage [Member] | FICO less than 600 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		3,264
Real estate 1-4 family first mortgage [Member] | No FICO available [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	136
Term loans by origination year, 2019	135
Term loans by origination year, 2018	87
Term loans by origination year, 2017	125
Term loans by origination year, 2016	161
Term loans by origination year, Prior	1,831
Revolving loans	253
Revolving loans converted to term loans	372
Loans	3,100
Real estate 1-4 family first mortgage [Member] | No FICO available [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		3,656
Real estate 1-4 family first mortgage [Member] | FICO not required [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		0
Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	22
Term loans by origination year, 2019	39
Term loans by origination year, 2018	41
Term loans by origination year, 2017	39
Term loans by origination year, 2016	32
Term loans by origination year, Prior	1,189
Revolving loans	15,743
Revolving loans converted to term loans	6,181
Loans	23,286	29,509	34,398	39,713	46,237
Real estate 1-4 family junior lien mortgage [Member] | Not purchased credit deteriorated [Member]
Loans by FICO [Abstract]
Loans		29,496
Real estate 1-4 family junior lien mortgage [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Loans by FICO [Abstract]
Loans		0
Real estate 1-4 family junior lien mortgage [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		13
Real estate 1-4 family junior lien mortgage [Member] | FICO 800 or more [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	293
Revolving loans	7,973
Revolving loans converted to term loans	1,819
Loans	10,085
Real estate 1-4 family junior lien mortgage [Member] | FICO 800 or more [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		11,851
Real estate 1-4 family junior lien mortgage [Member] | FICO 760-799 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	177
Revolving loans	3,005
Revolving loans converted to term loans	1,032
Loans	4,214
Real estate 1-4 family junior lien mortgage [Member] | FICO 760-799 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		5,483
Real estate 1-4 family junior lien mortgage [Member] | FICO 720-759 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	207
Revolving loans	2,093
Revolving loans converted to term loans	1,034
Loans	3,334
Real estate 1-4 family junior lien mortgage [Member] | FICO 720-759 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		4,407
Real estate 1-4 family junior lien mortgage [Member] | FICO 680-719 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	183
Revolving loans	1,233
Revolving loans converted to term loans	854
Loans	2,270
Real estate 1-4 family junior lien mortgage [Member] | FICO 680-719 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		3,192
Real estate 1-4 family junior lien mortgage [Member] | FICO 640-679 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	103
Revolving loans	503
Revolving loans converted to term loans	493
Loans	1,099
Real estate 1-4 family junior lien mortgage [Member] | FICO 640-679 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		1,499
Real estate 1-4 family junior lien mortgage [Member] | FICO 600-639 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	67
Revolving loans	241
Revolving loans converted to term loans	299
Loans	607
Real estate 1-4 family junior lien mortgage [Member] | FICO 600-639 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		782
Real estate 1-4 family junior lien mortgage [Member] | FICO less than 600 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	76
Revolving loans	254
Revolving loans converted to term loans	374
Loans	704
Real estate 1-4 family junior lien mortgage [Member] | FICO less than 600 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		1,164
Real estate 1-4 family junior lien mortgage [Member] | No FICO available [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	22
Term loans by origination year, 2019	39
Term loans by origination year, 2018	41
Term loans by origination year, 2017	39
Term loans by origination year, 2016	32
Term loans by origination year, Prior	83
Revolving loans	441
Revolving loans converted to term loans	276
Loans	973
Real estate 1-4 family junior lien mortgage [Member] | No FICO available [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		1,118
Real estate 1-4 family junior lien mortgage [Member] | FICO not required [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		0
Credit card [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	36,374
Revolving loans converted to term loans	290
Loans	36,664	41,013	39,025	37,976	36,700
Credit card [Member] | Not purchased credit deteriorated [Member]
Loans by FICO [Abstract]
Loans		41,013
Credit card [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Loans by FICO [Abstract]
Loans		0
Credit card [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		0
Credit card [Member] | FICO 800 or more [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	3,860
Revolving loans converted to term loans	1
Loans	3,861
Credit card [Member] | FICO 800 or more [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		4,037
Credit card [Member] | FICO 760-799 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	5,438
Revolving loans converted to term loans	7
Loans	5,445
Credit card [Member] | FICO 760-799 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		5,648
Credit card [Member] | FICO 720-759 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	7,897
Revolving loans converted to term loans	29
Loans	7,926
Credit card [Member] | FICO 720-759 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		8,376
Credit card [Member] | FICO 680-719 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	8,854
Revolving loans converted to term loans	60
Loans	8,914
Credit card [Member] | FICO 680-719 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		9,732
Credit card [Member] | FICO 640-679 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	5,657
Revolving loans converted to term loans	64
Loans	5,721
Credit card [Member] | FICO 640-679 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		6,626
Credit card [Member] | FICO 600-639 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	2,242
Revolving loans converted to term loans	46
Loans	2,288
Credit card [Member] | FICO 600-639 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		2,853
Credit card [Member] | FICO less than 600 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	2,416
Revolving loans converted to term loans	82
Loans	2,498
Credit card [Member] | FICO less than 600 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		3,373
Credit card [Member] | No FICO available [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	10
Revolving loans converted to term loans	1
Loans	11
Credit card [Member] | No FICO available [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		368
Credit card [Member] | FICO not required [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		0
Auto Loan [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	19,790
Term loans by origination year, 2019	14,831
Term loans by origination year, 2018	6,471
Term loans by origination year, 2017	3,573
Term loans by origination year, 2016	2,757
Term loans by origination year, Prior	765
Revolving loans	0
Revolving loans converted to term loans	0
Loans	48,187	47,873	45,069	53,371	62,286
Auto Loan [Member] | Not purchased credit deteriorated [Member]
Loans by FICO [Abstract]
Loans		47,873
Auto Loan [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Loans by FICO [Abstract]
Loans		0
Auto Loan [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		0
Auto Loan [Member] | FICO 800 or more [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	2,875
Term loans by origination year, 2019	2,606
Term loans by origination year, 2018	1,211
Term loans by origination year, 2017	731
Term loans by origination year, 2016	452
Term loans by origination year, Prior	104
Revolving loans	0
Revolving loans converted to term loans	0
Loans	7,979
Auto Loan [Member] | FICO 800 or more [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		7,900
Auto Loan [Member] | FICO 760-799 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	3,036
Term loans by origination year, 2019	2,662
Term loans by origination year, 2018	1,122
Term loans by origination year, 2017	579
Term loans by origination year, 2016	349
Term loans by origination year, Prior	81
Revolving loans	0
Revolving loans converted to term loans	0
Loans	7,829
Auto Loan [Member] | FICO 760-799 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		7,624
Auto Loan [Member] | FICO 720-759 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	3,162
Term loans by origination year, 2019	2,514
Term loans by origination year, 2018	1,095
Term loans by origination year, 2017	576
Term loans by origination year, 2016	395
Term loans by origination year, Prior	98
Revolving loans	0
Revolving loans converted to term loans	0
Loans	7,840
Auto Loan [Member] | FICO 720-759 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		7,839
Auto Loan [Member] | FICO 680-719 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	3,534
Term loans by origination year, 2019	2,542
Term loans by origination year, 2018	1,066
Term loans by origination year, 2017	545
Term loans by origination year, 2016	400
Term loans by origination year, Prior	105
Revolving loans	0
Revolving loans converted to term loans	0
Loans	8,192
Auto Loan [Member] | FICO 680-719 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		7,871
Auto Loan [Member] | FICO 640-679 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	3,381
Term loans by origination year, 2019	1,948
Term loans by origination year, 2018	763
Term loans by origination year, 2017	395
Term loans by origination year, 2016	334
Term loans by origination year, Prior	94
Revolving loans	0
Revolving loans converted to term loans	0
Loans	6,915
Auto Loan [Member] | FICO 640-679 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		6,324
Auto Loan [Member] | FICO 600-639 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	2,208
Term loans by origination year, 2019	1,165
Term loans by origination year, 2018	479
Term loans by origination year, 2017	274
Term loans by origination year, 2016	276
Term loans by origination year, Prior	87
Revolving loans	0
Revolving loans converted to term loans	0
Loans	4,489
Auto Loan [Member] | FICO 600-639 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		4,230
Auto Loan [Member] | FICO less than 600 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	1,581
Term loans by origination year, 2019	1,357
Term loans by origination year, 2018	730
Term loans by origination year, 2017	463
Term loans by origination year, 2016	533
Term loans by origination year, Prior	186
Revolving loans	0
Revolving loans converted to term loans	0
Loans	4,850
Auto Loan [Member] | FICO less than 600 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		6,041
Auto Loan [Member] | No FICO available [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	13
Term loans by origination year, 2019	37
Term loans by origination year, 2018	5
Term loans by origination year, 2017	10
Term loans by origination year, 2016	18
Term loans by origination year, Prior	10
Revolving loans	0
Revolving loans converted to term loans	0
Loans	93
Auto Loan [Member] | No FICO available [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		44
Auto Loan [Member] | FICO not required [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		0
Other revolving credit and installment [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	1,410
Term loans by origination year, 2019	1,399
Term loans by origination year, 2018	587
Term loans by origination year, 2017	265
Term loans by origination year, 2016	61
Term loans by origination year, Prior	200
Revolving loans	20,296
Revolving loans converted to term loans	191
Loans	24,409	34,304	$ 36,148	$ 38,268	$ 40,266
Other revolving credit and installment [Member] | Not purchased credit deteriorated [Member]
Loans by FICO [Abstract]
Loans		34,304
Other revolving credit and installment [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Loans by FICO [Abstract]
Loans		0
Other revolving credit and installment [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		0
Other revolving credit and installment [Member] | FICO 800 or more [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	353
Term loans by origination year, 2019	287
Term loans by origination year, 2018	94
Term loans by origination year, 2017	35
Term loans by origination year, 2016	10
Term loans by origination year, Prior	71
Revolving loans	2,249
Revolving loans converted to term loans	21
Loans	3,120
Other revolving credit and installment [Member] | FICO 800 or more [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		7,585
Other revolving credit and installment [Member] | FICO 760-799 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	342
Term loans by origination year, 2019	279
Term loans by origination year, 2018	93
Term loans by origination year, 2017	29
Term loans by origination year, 2016	10
Term loans by origination year, Prior	34
Revolving loans	1,110
Revolving loans converted to term loans	16
Loans	1,913
Other revolving credit and installment [Member] | FICO 760-799 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		4,915
Other revolving credit and installment [Member] | FICO 720-759 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	262
Term loans by origination year, 2019	258
Term loans by origination year, 2018	107
Term loans by origination year, 2017	35
Term loans by origination year, 2016	11
Term loans by origination year, Prior	30
Revolving loans	915
Revolving loans converted to term loans	26
Loans	1,644
Other revolving credit and installment [Member] | FICO 720-759 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		4,097
Other revolving credit and installment [Member] | FICO 680-719 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	156
Term loans by origination year, 2019	213
Term loans by origination year, 2018	99
Term loans by origination year, 2017	36
Term loans by origination year, 2016	11
Term loans by origination year, Prior	24
Revolving loans	798
Revolving loans converted to term loans	31
Loans	1,368
Other revolving credit and installment [Member] | FICO 680-719 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		3,212
Other revolving credit and installment [Member] | FICO 640-679 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	71
Term loans by origination year, 2019	112
Term loans by origination year, 2018	59
Term loans by origination year, 2017	21
Term loans by origination year, 2016	7
Term loans by origination year, Prior	10
Revolving loans	415
Revolving loans converted to term loans	23
Loans	718
Other revolving credit and installment [Member] | FICO 640-679 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		1,730
Other revolving credit and installment [Member] | FICO 600-639 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	18
Term loans by origination year, 2019	36
Term loans by origination year, 2018	22
Term loans by origination year, 2017	9
Term loans by origination year, 2016	4
Term loans by origination year, Prior	8
Revolving loans	151
Revolving loans converted to term loans	13
Loans	261
Other revolving credit and installment [Member] | FICO 600-639 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		670
Other revolving credit and installment [Member] | FICO less than 600 [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	13
Term loans by origination year, 2019	41
Term loans by origination year, 2018	30
Term loans by origination year, 2017	12
Term loans by origination year, 2016	5
Term loans by origination year, Prior	7
Revolving loans	161
Revolving loans converted to term loans	18
Loans	287
Other revolving credit and installment [Member] | FICO less than 600 [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		704
Other revolving credit and installment [Member] | No FICO available [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	195
Term loans by origination year, 2019	173
Term loans by origination year, 2018	83
Term loans by origination year, 2017	88
Term loans by origination year, 2016	3
Term loans by origination year, Prior	16
Revolving loans	1,248
Revolving loans converted to term loans	43
Loans	1,849
Other revolving credit and installment [Member] | No FICO available [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		2,316
Other revolving credit and installment [Member] | FICO not required [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	13,249
Revolving loans converted to term loans	0
Loans	$ 13,249
Other revolving credit and installment [Member] | FICO not required [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans		$ 9,075